UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21885

ENCOMPASS FUNDS

(Exact name of registrant as specified in charter)

  1700 California Street, Suite 335

     San Francisco, CA                            94109

            (Address of principal executive offices)                     (Zip code)

Malcolm H. Gissen
Encompass Funds
1700 California Street, Suite 335
San Francisco, CA 94109

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 749 6565

Date of fiscal year end: May 31

Date of reporting period: July 1, 2009 – June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Item 1 - Proxy Voting Record

Account Name: Encompass Fund
Custodian Name: Huntington Trust

URANIUM ENERGY CORP.

Ticker:	UEC	Meeting Date:	7/24/2009
CUSIP	916896103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS FOR.				FOR	FOR	WITH	ISSUER

3. APPROVE 2009 STOCK INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

JA SOLAR HOLDINGS., LTD

Ticker:	JASO	Meeting Date:	8/3/2009
CUSIP	466090107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
2. -8. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

9. ADOPT THE THIRD AMENDED AND RESTATED ARTICLES OF				FOR	FOR	WITH	ISSUER
ASSOCIATION TO COSOLIDATE ALL AMENDMENTS MADE IN 2007-2008.

3S BIO INC.

Ticker:	SSRX	Meeting Date:	10/12/2009
CUSIP	88575Y105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A. & 1B. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG AS AUDITORS FOR FY 2009.				FOR	FOR	WITH	ISSUER

GLOBAL HUNTER CORP.

Ticker:	BOB.V	Meeting Date:	10/30/2009
CUSIP	37945M101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. NUMBER OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF AUDITORS, MACKAY LLP				FOR	FOR	WITH	ISSUER

4. RATIFY AND APPROVE STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. APPROVE AND RATIFY THE ACTIONS OF THE DIRECTORS.				FOR	FOR	WITH	ISSUER

6. APPROVAL OF SHARE CONSOLIDATION.				FOR	FOR	WITH	ISSUER

7. APPROVAL OF PRIVATE PLACEMENT TO PETROCAPITAL RESOURCES.				FOR	FOR	WITH	ISSUER

GOLDBROOK VENTURES INC.

Ticker:	GBK.V	Meeting Date:	11/12/2009
CUSIP	38076R109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINT VILLENUVE & VENNE AS AUDITORS.				FOR	FOR	WITH	ISSUER

4.RATIFY AND APPROVE ROLLING STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. TRANSACT OTHER BUSINESS AS MAY COME BEFORE THE MEETING.				FOR	FOR	WITH	ISSUER

PARAMOUNT GOLD & SILVER CORP.

Ticker:	PZG	Meeting Date:	12/17/2010
CUSIP	69924P102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF HLB CINNAMON JANG WILLOUGHBY & COMPANY				FOR	FOR	WITH	ISSUER
AS PUBLIC ACCOUNTANTS.

CONTINENTAL ENERGY CORP.

Ticker:	CPPXF	Meeting Date:	12/18/2009
CUSIP	210909107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FOUR.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER
AUDITORS AND AUTHORIZATION TO FIX THEIR REMUNERATION.

3. APPOINTMENT OF DALE MATHESON CARR-HILTON LABONTE AS				FOR	FOR	WITH	ISSUER
AUDITORS AND AUTHORIZATION TO FIX THEIR REMUNERATION.

4. TRANSACT OTHER BUSINESS AS MAY COME BEFORE THE MEETING.				FOR	FOR	WITH	ISSUER

AVALON VENTURES LTD.

Ticker:	AVL.TO	Meeting Date:	1/14/2010
CUSIP	53470100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT SIX.				FOR	FOR	WITH	ISSUER

1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF SIEVERT & SAWRANTSCHUK AS AUDITORS.				FOR	FOR	WITH	ISSUER

D.R. HORTON, INC.

Ticker:	DHI	Meeting Date:	1/28/2010
CUSIP	23331A109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVE SECTION 382 RIGHTS AGREEMENT TO PROTECT TAX				FOR	FOR	WITH	ISSUER
ATTRIBUTES

3. RATIFY APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP				FOR	FOR	WITH	ISSUER

ENERGY FUELS INC.

Ticker:	EFR.TO	Meeting Date:	3/10/2010
CUSIP	292671104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. RATIFICATION AND APPROVAL OF STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

EXETER RESOURCE CORPORATION

Ticker:	XRA	Meeting Date:	3/11/2010
CUSIP	301835104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO APPROVE THE SPECIAL RESOLUTION REGARDING FORMATION				FOR	FOR	WITH	ISSUER
OF EXTORRE GOLD MINES LTD AND SPINOFF.

2. APPROVE AMENDMENTS TO STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

3. APPROVE STOCK OPTION PLAN FOR EXTORRE GOLD MINES LTD.				FOR	FOR	WITH	ISSUER

CAP-LINK VENTURES LTD.

Ticker:	CAV.V	Meeting Date:	3/12/2010
CUSIP

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. AMENDMENT OF ARTICLES TO CHANGE NAME OF CORPORATION				FOR	FOR	WITH	ISSUER
TO PETRODORADO ENERGY LTD.

2. AMENDMENT OF ARTICLES TO CHANGE REGISTERED OFFICE TO				FOR	FOR	WITH	ISSUER
ALBERTA.

NORTHWESTERN CORPORATION

Ticker:	N WE	Meeting Date:	4/22/2010
CUSIP	668074305

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE & TOUCHE AS AUDITORS .				FOR	FOR	WITH	ISSUER

PEABODY ENERGY CORPORATION

Ticker:	BTU	Meeting Date:	5/4/2010
CUSIP	P55934010

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS.				FOR	FOR	WITH	ISSUER

POTASH CORPORATION OF SASKATCHEWAN INC.

Ticker:	POT	Meeting Date:	5/6/2010
CUSIP	73755L107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE & TOUCHE AS AUDITORS .				FOR	FOR	WITH	ISSUER

3. RESOLUTION TO APPROVE THE ADOPTION OF A NEW PERFORMANCE				FOR	FOR	WITH	ISSUER
OPTION PLAN.

4. ADVISORY RESOLUTION ACCEPTING APPROACH TO EXECUTIVE				FOR	FOR	WITH	ISSUER
COMPENSATION.

DELCATH SYSTEMS, INC.

Ticker:	DCTH	Meeting Date:	5/6/2010
CUSIP	24661P104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY ERNST & YUOUNG LLP AS AUDITORS FY 2010.				FOR	FOR	WITH	ISSUER

3. AMEND 2009 STOCK INCENTIVE PLAN NUMBER OF SHARES.				FOR	FOR	WITH	ISSUER

THOMPSON CREEK METALS COMPANY INC.

Ticker:	TC	Meeting Date:	5/6/2010
CUSIP	884768102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVE 2010 EMPLOYEE STOCK PURCHASE PLAN.				FOR	FOR	WITH	ISSUER

3.APPROVE 2010 LONG-TERM INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

4. APPOINT KPMG LLP AS INDEPENDENT AUDITORS.				FOR	FOR	WITH	ISSUER

DAYLIGHT RESOURCES TRUST

Ticker:	DAY.UN.TO	Meeting Date:	5/6/2010
CUSIP	239600109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO APPROVE PLAN OF ARRANGEMENT PROVIDING FOR CONVERSION				FOR	FOR	WITH	ISSUER
OF THE TRUST TO A GROWTH-ORIENTED CORPORATE STRUCTURE.

2. TO A PPROVE A SHARE AWARD INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

3. TO APPROVE VALIANT TRUST COMPANY AS TRUSTEE OF THE TRUST.				FOR	FOR	WITH	ISSUER

4. RESOLUTION FIXING THE NUMBER OF DIRECTORS TO BE ELECTED AT (8).				FOR	FOR	WITH	ISSUER

5. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

FRONTEER DEVELOPMENT CORP.

Ticker:	FRG	Meeting Date:	5/7/2010
CUSIP	35903Q106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. IN RESPECT ELECTION OF DIRECTORS PROPOSED BY MANAGEMENT.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION.

3. APPROVAL AND CONFIRMATION GRANTING UNALLOCTED OPTIONS				FOR	FOR	WITH	ISSUER
UP TO AN AGGREGATE OF 10% OF THE SHARES ISSUED.

4. AMEND THE ARTICLES TO EFFECT NAME CJANGE TO FRONTEER				FOR	FOR	WITH	ISSUER
GOLD INC.

AEGEAN MARINE PETROLEUM NETWORK INC.

Ticker:	ANW	Meeting Date:	5/13/2010
CUSIP	Y0017S102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE HADJIPAVLOU SOFIANOS AS AUDITORS .				FOR	FOR	WITH	ISSUER

CLAUDE RESOURCES INC.

Ticker:	CGR	Meeting Date:	5/14/2010
CUSIP	182873109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

3. RATIFICATION AND APPROVAL STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

4. RATIFICATION AND APPROVAL OF THE EMPLOYEE SHARE				FOR	FOR	WITH	ISSUER
PURCHASE PLAN.

ASHFORD HOSPITALITY TRUST INC.

Ticker:	AHT	Meeting Date:	5/18/2010
CUSIP	44103109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS FOR FY 2010.				FOR	FOR	WITH	ISSUER

CALPINE CORPORATION

Ticker:	CPN	Meeting Date:	5/19/2010
CUSIP	131347304

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
FOR CY 2010.

3. AMENDMENT OF THE 2008 DIRECTOR INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

4. AMENDMENT OF THE 2008 EQUITY INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

PETROHAWK ENERGY CORPORATION

Ticker:	HK	Meeting Date:	5/20/2010
CUSIP	716495106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF DELOITTE & TOUCHE LLP AS AUDITORS FOR 2010.				FOR	FOR	WITH	ISSUER

SLIVER WHEATON CORP.

Ticker:	SLW	Meeting Date:	5/20/2010
CUSIP	828336107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

B. APPOINTMENT OF DELOITTE & TOUCHE AS AUDITORS AND TO FIX				FOR	FOR	WITH	ISSUER
THEIR REMUNERATION .

OREMEX RESOURCES INC.

Ticker:	ORM.V	Meeting Date:	5/25/2010
CUSIP	686122201

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF MCGOVERN, HURLEY, CUNNINGHAM LLP AS				FOR	FOR	WITH	ISSUER
AUDITORS FOR 2010.

3. TO APPROVE THE INCENTIVE STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

ENDEAVOR SILVER CORP.

Ticker:	EXK	Meeting Date:	5/26/2010
CUSIP	29258Y103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

NOVAGOLD RESOURCES INC.

Ticker:	NG	Meeting Date:	5/26/2010
CUSIP	66987 E206

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION.

EXETER RESOURCE CORPORATION

Ticker:	XRA	Meeting Date:	5/27/2010
CUSIP	301835104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. SET THE NUMBER OF DIRECTORS AT SEVEN.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION.

4. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME				FOR	FOR	WITH	ISSUER
BEFORE THE MEETING.

ZIX CORPORATION

Ticker:	ZIXI	Meeting Date:	6/7/2010
CUSIP	98974P100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY WHITLEY PENN LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

AVION RESOURCES CORP.

Ticker:	AVR.V	Meeting Date:	6/8/2010
CUSIP	53750105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF MCGOVERN, HURLEY CUNNINGHAM LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION .

3. APPROVAL OF A 10% ROLLING STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

4. APPROVAL OF SHARE COMPENSATION PLAN.				FOR	FOR	WITH	ISSUER

FREEPORT-MCMORAN COPPER & GOLD INC.

Ticker:	FCX	Meeting Date:	6/11/2009
CUSIP	35671D857

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. ADOPTION OF AMENDED AND RESTATED 2006 STOCK INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

4. SHAREHOLDER PROPOSAL REGARDING THE SELECTION OF A CANDIDATE				AGAINST	AGAINST	WITH	SHAREHOLDER
WITH ENVIRONMENTAL EXPERTISE TO THE BOARD OF DIRECTORS.

5. SHAREHOLDER PROPOSAL REQUIRING SENIOR EXECUTIVES TO				AGAINST	AGAINST	WITH	SHAREHOLDER
RETAIN SHARES ACQUIRED THROUGH EQUITY COMPENSATION
PROGRAMS UNTIL TWO YEARS AFTER EMPLOYMENT TRMINATION.

PETRODORADO ENERGY LTD

Ticker:	PDQ.V	Meeting Date:	6/15/2010
CUSIP	53750105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

4. APPROVAL OF SHARE OPTION PLAN.				FOR	FOR	WITH	ISSUER

DRAGONWAVE INC.

Ticker:	DRWI	Meeting Date:	6/15/2010
CUSIP	26144M103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS FOR FY 2010.				FOR	FOR	WITH	ISSUER

3. RESOLUTION TO INCREASE QUROM REQUIRED FOR				FOR	FOR	WITH	ISSUER
SHAREHOLDER MEETING.

4. RESOLUTION TO ALLOW CORPORATION TO ISSUE UNCERTIFIED SHARES.				FOR	FOR	WITH	ISSUER

5. RESOLUTION TO APPROVE CHANGES TO THE AMENDMENT PROVISIONS				FOR	FOR	WITH	ISSUER
OF THE STOCK OPTION PLAN.

6. APPROVE A CHANGE TO THE MAXIMUM NUMBER OF COMMON SHARES				FOR	FOR	WITH	ISSUER
ISSUABLE UNDER THE STOCK OPTION PLAN.

7. APPROVE ALL UNALLOCATED STOCK OPTIONS UNDER THE STOCK				FOR	FOR	WITH	ISSUER
OPTION PLAN.

GRAN TIERRA ENERGY INC.

Ticker:	GTE	Meeting Date:	6/16/2010
CUSIP	38500T101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO APPROVE INCREASING 2007 EQUITY INCENTIVE PLAN				FOR	FOR	WITH	ISSUER
AGGREGATE NUMBER OF SHARES TO 23,306,100.

3. RATIFY DELOITTE & TOUCHE LLP AS AUDITORS FOR 2010				FOR	FOR	WITH	ISSUER

MAGINDUSTRIES CORP.

Ticker:	MAA.TO	Meeting Date:	6/16/2010
CUSIP	55917T102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS FOR FY 2010.				FOR	FOR	WITH	ISSUER
AND TO FIX REMUNERATION.

3. RATIFICATION OF THE STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

4. APPROVAL OF ISSUANCE OF STOCK WARRANTS AS COMPENSATION				FOR	FOR	WITH	ISSUER
FOR ADVISORY SERVICES.

MIMIN ENERGY CORP.

Ticker:	NNN.TO	Meeting Date:	6/24/2010
CUSIP	65440N100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

SEABRIDGE GOLD INC.

Ticker:	SA	Meeting Date:	6/29/2010
CUSIP	811916105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. FIX AUDITORS REMUNERATION.				FOR	FOR	WITH	ISSUER

TEVA PHARMACEUTICAL INDUSTRIES LTD.

Ticker:	TEVA	Meeting Date:	6/29/2010
CUSIP	881624209

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVE CASH DIVIDEND FOR THE YEAR ENDED 2009.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINT KESSELMAN & KESSELMAN AS AUDITORS AND TO FIX				FOR	FOR	WITH	ISSUER
COMPENSATION AS APPROVED BY AUDIT COMMITTEE.

4. APPROVE COMPANY'S LONG-TERM EQUITY-BASED INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

5a. APPROVAL OF REMUNERATION FOR DR. FROST.				FOR	FOR	WITH	ISSUER

5b. APPROVAL OF REMUNERATION FOR PROFESSOR MANY.				FOR	FOR	WITH	ISSUER

5c. APPROVAL OF REMUNERATION FOR PROFESSOR KORNBERG.				FOR	FOR	WITH	ISSUER

6. APPROVAL TO INCREASE REGISTERED SHARE CAPITAL.				FOR	FOR	WITH	ISSUER

CAZA GOLD CORP.

Ticker:		Meeting Date:	6/29/2010
CUSIP	53750105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FOUR.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF SMYTHE RATCLIFFE LLP AS AUDITORS AND				FOR	FOR	WITH	ISSUER
TO FIX REMUNERATION.

COREX GOLD CORPORATION

Ticker:	CGE.V	Meeting Date:	6/30/2010
CUSIP	21870J101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF BDO DUNWOODY LLP AS AUDITORS AND TO FIX				FOR	FOR	WITH	ISSUER
THE REMUNERATION.

4. RECEIVE AUDITED STATEMENTS FOR FY 2009.				FOR	FOR	WITH	ISSUER

5. RATIFY AND CONFIREM 10% "ROLLING" STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

6. TRANSACT FURHTER BUSINESS BEFORE THE MEETING.				FOR	FOR	WITH	ISSUER

JA SOLAR HOLDINGS., LTD

Ticker:	JASO	Meeting Date:	6/30/2010
CUSIP	466090107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RECEIVE AND COONSIDER AUDITED STATEMENTS FOR FY 2009.				FOR	FOR	WITH	ISSUER

2. ELECT PENG FANG AS DIRECTOR AND TO FIX HIS REMUNERATION.				FOR	FOR	WITH	ISSUER

3. ELECT YUWEN ZHAO AS DIRECTOR AND TO FIX HIS REMUNERATION.				FOR	FOR	WITH	ISSUER

4. TRANSACT SUCH BUSINESS AS MAY COME BEFORE THE MEETING.				FOR	FOR	WITH	ISSUER

OSISKO MINING CORPORATION

Ticker:	OSK.TO	Meeting Date:	6/30/2010
CUSIP	688278100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP				FOR	FOR	WITH	ISSUER
AND TO FIX REMUNERATION.

3. APPROVE SHAREHOLDERS RIGHTS PLAN.				FOR	FOR	WITH	ISSUER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENCOMPASS FUNDS

By: /s/ Malcolm H. Gissen

       Malcolm H. Gissen, President

Date:            8/24/10